Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2019 USD ($) $ / £	Jun. 30, 2019 USD ($) $ / £	Dec. 31, 2018 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.3200	1.2718	1.2790
US dollar
Financial risk management activities
Net debt	$ 591,108	$ 341,162	$ 439,600
Hedged future USD revenues	(199,137)	(211,153)	(338,046)
Unhedged USD borrowings	391,971	130,009	101,554
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (58,892)	$ (308,838)	$ (210,400)